EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of net defined benefit plans

	2024	2023	2022
Present value of funded obligations	(5,630.2)	(5,365.5)	(5,476.5)
Fair value of plan assets	4,943.5	4,604.6	4,543.3
Present value of net obligations	(686.7)	(760.9)	(933.2)
Present value of unfunded obligations	(961.1)	(917.2)	(921.0)
Present value of net obligations	(1,647.8)	(1,678.1)	(1,854.2)
Asset ceiling	(367.6)	(182.6)	(163.3)
Net liabilities	(2,015.4)	(1,860.7)	(2,017.5)
Other long term employee benefits	(150.8)	(93.9)	(87.1)
Total employee benefits	(2,166.2)	(1,954.6)	(2,104.6)
Employee benefits amount in the balance sheet
Liabilities	(2,236.7)	(2,011.9)	(2,161.2)
Assets	70.5	57.3	56.6
Net liabilities	(2,166.2)	(1,954.6)	(2,104.6)

Schedule of present value of the defined benefit obligations and fair value of plan assets

	Present value of net obligations			Fair value of plan assets			Asset ceiling			Total liabilities
	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022
Defined benefit obligation at January 1	(6,282.7)	(6,397.5)	(8,519.7)	4,604.6	4,543.3	5,638.0	(182.6)	(163.3)	(180.1)	(1,860.7)	(2,017.5)	(3,061.8)

Recognized in the income statement
Service costs	(43.3)	(24.1)	(47.0)	-	-	-	-	-	-	(43.3)	(24.1)	(47.0)
Interest costs	(382.1)	(413.4)	(353.2)	-	-	-	(16.8)	(16.2)	(15.6)	(398.9)	(429.6)	(368.8)
Interest income	-	-	-	281.3	318.1	262.1	-	-	-	281.3	318.1	262.1
Administrative costs	-	-	-	(8.3)	(5.2)	(5.2)	-	-	-	(8.3)	(5.2)	(5.2)
Curtailments, settlements and other	-	-	-	3.5	(4.8)	(1.8)	-	-	-	3.5	(4.8)	(1.8)
Subtotal	(425.4)	(437.5)	(400.2)	276.5	308.1	255.1	(16.8)	(16.2)	(15.6)	(165.7)	(145.6)	(160.7)

Included in the comprehensive income for the period
Gains/(losses) on settlements or reductions in benefits	3.7	2.5	3.8	-	-	-	-	-	-	3.7	2.5	3.8
Actuarial gains/(losses) - demographic assumptions	-	11.5	-	-	-	-	-	-	-	-	11.5	-
Actuarial gains/(losses) - financial assumptions	253.1	(297.0)	1,333.6	-	-	-	(168.2)	(3.1)	32.4	84.9	(300.1)	1,366.0
Experience adjustments	85.7	91.2	(171.5)	-	-	-	-	-	-	85.7	91.2	(171.5)
Effects of exchange differences	(750.7)	216.7	787.7	450.9	(102.0)	(482.6)	-	-	-	(299.8)	114.7	305.1
Expected return, excluding interest income	-	-	-	(103.6)	101.7	(614.6)	-	-	-	(103.6)	101.7	(614.6)
Subtotal	(408.2)	24.9	1,953.6	347.3	(0.3)	(1,097.2)	(168.2)	(3.1)	32.4	(229.1)	21.5	888.8

Others
Contributions by plan participants	(4.8)	(4.2)	(5.6)	4.6	4.6	5.8	-	-	-	(0.2)	0.4	0.2
Reclassifications	0.3	-	-	-	-	-	-	-	-	0.3	-	-
Contributions by employer	-	-	-	240.3	280.5	316.0	-	-	-	240.3	280.5	316.0
Benefits paid, excluding administrative costs	529.5	531.6	574.4	(529.8)	(531.6)	(574.4)	-	-	-	(0.3)	-	-
Subtotal	525.0	527.4	568.8	(284.9)	(246.5)	(252.6)	-	-	-	240.1	280.9	316.2

Total	(6,591.3)	(6,282.7)	(6,397.5)	4,943.5	4,604.6	4,543.3	(367.6)	(182.6)	(163.3)	(2,015.4)	(1,860.7)	(2,017.5)

Schedule of employee benefit revenue expenses

	2024	2023	2022
Other operating income/(expenses)	-	-	(0.1)
Cost of sales	(32.1)	(15.1)	(26.4)
Commercial expenses	(11.8)	(7.3)	(9.4)
Administrative income/(expenses)	(9.2)	(8.9)	(14.1)
Financial expenses	(112.6)	(114.3)	(107.8)
	(165.7)	(145.6)	(157.8)

Schedule of asset ceiling

	2024	2023	2022
Position of plan assets at January	57.3	56.6	27.9
Interest income/(expenses)	4.2	4.9	-
Changes in asset ceiling excluding amounts included in interest income/(expenses)	(6.3)	(0.1)	30.2
Effects of exchange differences	15.3	(4.1)	(1.5)
Position of plan assets at December 31	70.5	57.3	56.6

Schedule of plans assets

	2024			2023			2022
	Rated	Unrated	Total	Rated	Unrated	Total	Rated	Unrated	Total
Government bonds	43%	-	43%	43%	-	43%	43%	-	43%
Corporate bonds	10%	-	10%	10%	-	10%	10%	-	10%
Equity instruments	15%	-	15%	15%	-	15%	15%	-	15%
Cash	6%	-	6%	6%	-	6%	6%	-	6%
Others	26%	-	26%	26%	-	26%	26%	-	26%

Schedule of assumptions

	2024 (i)	2023 (i)	2022 (i)
Discount rate	4.6% to 11.6%	4.6% to 11.7%	5.1% to 11.0%
Inflation	2.0% to 5.0%	2.0% to 3.5%	2.0% to 3.5%
Future salary increases	1.0% to 8.7%	1.0% to 7.1%	1.0% to 7.1%
Future pension increases	2.7% to 4.0%	2.7% to 3.8%	2.7% to 3.8%
Medical costs trend rate	6.3% a 7.1% p.a. reducing to 7.1%	6.4% a 7.1% p.a. reducing to 7.1%	6.4% a 7.1% p.a. reducing to 7.1%
Dental claims trend rate	3.5%	3.5%	3.5%

Life expectancy for a male over 65 years old	84 to 87	84 to 87	84 to 87
Life expectancy for a female over 65 years old	86 to 89	86 to 89	86 to 89

(i)	Includes assumptions in Brazil, Central America and Caribbean, Latin America - South and Canada.

Schedule of sensitivity of the defined benefit obligation

In millions of Brazilian Reais		2024		2023		2022
	Change in assumption	Increase in assumption	Decrease in assumption	Increase in assumption	Decrease in assumption	Increase in assumption	Decrease in assumption
Medical cost trend rate	100 bases points	(80.1)	69.4	(95.2)	82.2	(94.3)	81.8
Discount rate	50 bases points	315.1	(236.7)	284.8	(302.4)	307.9	(328.0)
Future salary increases	50 bases points	(4.6)	25.9	(17.3)	14.7	(17.6)	16.5
Longevity	One year	(150.2)	241.4	(201.0)	196.1	(221.5)	213.5